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HARTFORD LIFE INSURANCE COMPANY SEPARATE ACCOUNT VL II:

333-131135       Hartford Leaders VUL Joint Legacy
333-148814       Hartford Leaders VUL Liberty (Series I)
333-148817       Hartford Leaders VUL Legacy (Series I)
333-155096       Hartford Leaders VUL Joint Legacy II (Series I)

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY SEPARATE ACCOUNT VL II:

333-131133       Hartford Leaders VUL Joint Legacy
333-148816       Hartford Leaders VUL Liberty (Series I)
333-148815       Hartford Leaders VUL Legacy (Series I)
333-155092       Hartford Leaders VUL Joint Legacy II (Series I)

      SUPPLEMENT DATED AUGUST 24, 2009 TO THE PROSPECTUS DATED MAY 1, 2009


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                         SUPPLEMENT TO YOUR PROSPECTUS

EFFECTIVE IMMEDIATELY, UNDER THE "INVESTMENT MANAGEMENT FEES AND OTHER EXPENSES" TABLE OF YOUR PROSPECTUS, THE EXPENSE INFORMATION IS UPDATED TO REFLECT THE
FOLLOWING:

                                                      DISTRIBUTION
                                                         AND/OR                                 ACQUIRED
                                                        SERVICE                                FUND FEES
                                   MANAGEMENT           (12B-1)              OTHER                AND
UNDERLYING FUND                       FEE                 FEES              EXPENSES            EXPENSES
-------------------------------------------------------------------------------------------------------------
Putnam VT Global Asset                 0.700%              0.250%              0.250%              0.010%
 Allocation Fund -- Class IB

                                                       CONTRACTUAL
                                     TOTAL             FEE WAIVER
                                     ANNUAL              AND/OR                NEW TOTAL
                                   OPERATING             EXPENSE               OPERATING
UNDERLYING FUND                     EXPENSES          REIMBURSEMENT             EXPENSES
-----------------------------  -----------------------------------------------------------------
Putnam VT Global Asset                 1.210%              -0.020%              1.190%        (1)(2)(3)
 Allocation Fund -- Class IB

(1) Putnam Management has also agreed, from August 1, 2009 through July 31, 2010, to limit the fund's expenses (not including brokerage, interest, taxes, investment-related expenses, extraordinary expenses and payments under the fund's investor servicing contract, investment management contract and distribution plan) to an annual rate of 0.200% of the fund's average net assets.

(2) Reflects Putnam Management's contractual obligation, from August 1, 2009 through July 31, 2010, to limit the fund's management fee to an annual rate of 0.700% of the fund's average net assets.

(3) Excludes estimated interest expense accruing in connection with the termination of certain derivatives contracts. Had such interest been included, for each share class, "Other expense" would be 0.310% and "Total annual fund operation expenses" and "Net expenses" would each be increased by 0.060%.

FUND CLOSURES

EFFECTIVE OCTOBER 12, 2009, THE BELOW LISTED FUNDS ARE CLOSED TO ALL PREMIUM PAYMENTS AND TRANSFERS OF ACCOUNT VALUE FOR POLICIES ISSUED ON OR AFTER OCTOBER 12, 2009. THE FUNDS WILL REMAIN AVAILABLE FOR INVESTMENT FOR POLICIES ISSUED ON OCTOBER 11, 2009 AND BEFORE.

AIM V.I. Capital Appreciation Fund -- Series I                   Lord Abbett America's Value Portfolio -- Class VC
AIM V.I. Capital Development Fund -- Series I                    Oppenheimer Capital Appreciation Fund/VA -- Service Shares
AllianceBernstein VPS International Growth Portfolio -- Class B  Oppenheimer Global Securities Fund/VA -- Service Shares
AllianceBernstein VPS Value Portfolio -- Class B                 Oppenheimer Main Street Fund/VA -- Service Shares
Fidelity VIP Dynamic Capital Appreciation Portfolio -- Service   Oppenheimer Main Street Small Cap Fund/VA -- Service Shares
Class 2
Fidelity VIP Growth Portfolio -- Service Class 2                 Oppenheimer Value Fund/VA -- Service Shares
Fidelity VIP Value Strategies Portfolio -- Service Class 2       Putnam VT Diversified Income Fund -- Class IB
Hartford Advisers HLS Fund -- Class IA                           Putnam VT Global Asset Allocation Fund -- Class IB
Hartford Equity Income HLS Fund -- Class IA                      Putnam VT International Equity Fund -- Class IB
Hartford Fundamental Growth HLS -- Class IA                      Putnam VT International Growth and Income Fund -- Class IB
Hartford International Growth HLS Fund -- Class IA               Putnam VT Small Cap Value Fund -- Class IB
Hartford MidCap Growth HLS Fund -- Class IA                      Van Kampen LIT Growth and Income Portfolio -- Class II
Hartford Small Cap Growth HLS Fund -- Class IA                   Van Kampen UIF Mid Cap Growth Portfolio -- Class II
Hartford Stock HLS Fund -- Class IA                              Van Kampen UIF U.S. Mid Cap Value Portfolio -- Class II
Hartford Value Opportunities HLS Fund -- Class IA

  THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.

HV-7945